Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Classes of current inventories [abstract]
Raw materials	$ 865.6	$ 952.9
Work in process	612.4	713.9
Spare parts	405.2	391.1
Used aircraft available for sale	102.0	207.7
Finished goods	89.9	156.0
Inventory in transit	85.2	67.9
Held by third parties	82.3	77.5
Consumption materials	47.6	46.9
Advances to suppliers	28.9	40.5
Loss on adjustment to market value	(17.2)	(19.9)
Loss due to obsolescence	(153.2)	(138.1)	$ (161.2)	$ (156.4)
Total	$ 2,148.7	$ 2,496.4